Fair Value Measurements (Fair Value Measured Based on Discounted Cash Flow Method Using Unobservable Inputs) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Assets:
Impairment of receivables held for sale	¥ (7,063)
Goodwill and unamortizable intangible assets	(11,614)	¥ (8,620)
Impairment of long-lived assets	¥ (591)	(9,063)	¥ (30,161)
Discounted Cash Flow Method
Assets:
Receivables held for sale		980,686
Long-lived assets		742
Impairment of receivables held for sale		(8,742)
Goodwill and unamortizable intangible assets		(8,620)
Impairment of long-lived assets		(9,063)
Discounted Cash Flow Method | Level 2
Assets:
Receivables held for sale		980,686
Discounted Cash Flow Method | Level 3
Assets:
Long-lived assets		¥ 742